Independent Operator Notes and Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Text Block [Abstract]
Amounts Due From Independent Operators and the Related Allowances and Accruals for Estimated Losses

Amounts due from independent operators and the related allowances and accruals for estimated losses as of December 29, 2018 and June 29, 2019 consisted of the following (in thousands):

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
December 29, 2018
Independent operator notes	$23,450	$(577)	$(7,926)	$14,947	$1,301	$13,646
Independent operator receivables	4,319	(564)	—	3,755	3,755	—

Total	$27,769	$(1,141)	$(7,926)	$18,702	$5,056	$13,646

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
June 29, 2019
Independent operator notes	$27,246	$(704)	$(9,356)	$17,186	$1,515	$15,671
Independent operator receivables	5,877	(596)	—	5,281	5,281	—

Total	$33,123	$(1,300)	$(9,356)	$22,467	$6,796	$15,671

Amounts due from independent operators and the related allowances and accruals for estimated losses (in thousands) as of December 30, 2017 consist of the following:

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
Independent operator notes	$16,502	$(992)	$(6,982)	$8,527	$1,039	$7,489
Independent operator receivables	4,513	(1,057)	—	3,457	3,456	—

	$21,015	$(2,049)	$(6,982)	$11,984	$4,495	$7,489

Amounts due from independent operators and the related allowances and accruals for estimated losses (in thousands) as of December 29, 2018 consist of the following:

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
Independent operator notes	$23,450	$(577)	$(7,926)	$14,947	$1,301	$13,646
Independent operator receivables	4,319	(564)	—	3,755	3,755	—

	$27,769	$(1,141)	$(7,926)	$18,702	$5,056	$13,646

Summary of Activity in Independent Operator Notes and Receivables Allowance

A summary of activity (in thousands) in the Company’s independent operator notes and receivables allowance is as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Balance at beginning of year	$1,909	$6,046	$9,031

Provision for independent operator notes and receivables	4,284	3,259	1,029
Write-off of provision for notes and receivables	(147)	(274)	(993)

Balance at end of year	$6,046	$9,031	$9,067